UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-2405

Name of Fund: BlackRock Balanced Capital Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Balanced Capital Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 10/01/06 - 12/31/06

Item 1 - Schedule of Investments

BlackRock Balanced Capital Fund, Inc.
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                               Shares
Industry                                         Held   Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.9%                    450,000   Honeywell International, Inc.                            $   20,358,000
                                              400,000   Raytheon Co.                                                 21,120,000
                                              450,000   United Technologies Corp.                                    28,134,000
                                                                                                                 --------------
                                                                                                                     69,612,000
-------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.6%                            200,000   Harley-Davidson, Inc.                                        14,094,000
-------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.7%                              400,000   Anheuser-Busch Cos., Inc.                                    19,680,000
                                            1,000,000   Coca-Cola Enterprises, Inc.                                  20,420,000
                                                                                                                 --------------
                                                                                                                     40,100,000
-------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.2%                      950,000   Masco Corp.                                                  28,376,500
-------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.7%                        200,000   Legg Mason, Inc.                                             19,010,000
                                              800,000   Mellon Financial Corp.                                       33,720,000
                                              450,000   Morgan Stanley                                               36,643,500
                                                                                                                 --------------
                                                                                                                     89,373,500
-------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%                              600,000   E.I. du Pont de Nemours & Co.                                29,226,000
-------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.3%                       900,000   Wells Fargo & Co.                                            32,004,000
-------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.3%             1,250,000   Cisco Systems, Inc. (a)                                      34,162,500
                                            1,100,000   Juniper Networks, Inc. (a)(e)                                20,834,000
                                                                                                                 --------------
                                                                                                                     54,996,500
-------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.2%                750,000   Hewlett-Packard Co.                                          30,892,500
                                              300,000   International Business Machines Corp.                        29,145,000
                                            3,000,000   Sun Microsystems, Inc. (a)                                   16,260,000
                                                                                                                 --------------
                                                                                                                     76,297,500
-------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 2.7%         700,000   Citigroup, Inc.                                              38,990,000
                                              565,000   JPMorgan Chase & Co.                                         27,289,500
                                                                                                                 --------------
                                                                                                                     66,279,500
-------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                 600,000   AT&T, Inc.                                                   21,450,000
Services - 2.0%
                                              700,000   Verizon Communications, Inc.                                 26,068,000
                                                                                                                 --------------
                                                                                                                     47,518,000
-------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 2.1%            300,000   GlobalSantaFe Corp.                                          17,634,000
                                              200,000   Schlumberger Ltd.                                            12,632,000
                                              500,000   Weatherford International Ltd. (a)(e)                        20,895,000
                                                                                                                 --------------
                                                                                                                     51,161,000
-------------------------------------------------------------------------------------------------------------------------------
Food Products - 4.2%                          600,000   Cadbury Schweppes Plc (b)                                    25,758,000
                                              290,000   General Mills, Inc.                                          16,704,000
                                              100,000   Nestle SA Registered Shares                                  35,535,494
                                              855,000   Unilever NV (b)                                              23,298,750
                                                                                                                 --------------
                                                                                                                    101,296,244
-------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.6%       825,000   Baxter International, Inc.                                   38,271,750
-------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 0.6%       300,000   AmerisourceBergen Corp.                                      13,488,000
-------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.6%          870,000   McDonald's Corp.                                             38,567,100
-------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.4%                     200,000   Sony Corp. (b)                                                8,566,000
-------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.6%                     575,000   Kimberly-Clark Corp.                                         39,071,250
-------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.1%                            750,000   Accenture Ltd. Class A                                       27,697,500
-------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 5.0%               250,000   3M Co.                                                       19,482,500
                                            1,000,000   General Electric Co.                                         37,210,000
                                              400,000   Textron, Inc.                                                37,508,000
                                              900,000   Tyco International Ltd.                                      27,360,000
                                                                                                                 --------------
                                                                                                                    121,560,500
-------------------------------------------------------------------------------------------------------------------------------
Insurance - 6.5%                              635,000   ACE Ltd.                                                     38,461,950
                                              550,000   American International Group, Inc.                           39,413,000
                                              500,000   Endurance Specialty Holdings Ltd.                            18,290,000
                                              600,000   Genworth Financial, Inc. Class A                             20,526,000
                                              290,000   Prudential Financial, Inc.                                   24,899,400
                                              250,000   RenaissanceRe Holdings Ltd.                                  15,000,000
                                                                                                                 --------------
                                                                                                                    156,590,350
-------------------------------------------------------------------------------------------------------------------------------

BlackRock Balanced Capital Fund, Inc.
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                               Shares
Industry                                         Held   Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.8%           750,000   Yahoo!, Inc. (a)                                         $   19,155,000
-------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.0%                              500,000   Dover Corp.                                                  24,510,000
-------------------------------------------------------------------------------------------------------------------------------
Media - 1.9%                                  300,000   CBS Corp. Class B                                             9,354,000
                                              500,000   Comcast Corp. Special Class A (a)                            20,940,000
                                               42,500   Idearc, Inc. (a)                                              1,217,625
                                              400,000   Walt Disney Co.                                              13,708,000
                                                                                                                 --------------
                                                                                                                     45,219,625
-------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%                        615,000   Alcoa, Inc.                                                  18,456,150
-------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 4.1%            375,000   Devon Energy Corp.                                           25,155,000
                                              250,000   EnCana Corp.                                                 11,487,500
                                              235,000   Exxon Mobil Corp.                                            18,008,050
                                              600,000   Murphy Oil Corp.                                             30,510,000
                                              200,000   Total SA (b)                                                 14,384,000
                                                                                                                 --------------
                                                                                                                     99,544,550
-------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 1.3%                300,000   International Paper Co.                                      10,230,000
                                              450,000   MeadWestvaco Corp.                                           13,527,000
                                              100,000   Weyerhaeuser Co.                                              7,065,000
                                                                                                                 --------------
                                                                                                                     30,822,000
-------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.4%                        300,000   GlaxoSmithKline Plc (b)                                      15,828,000
                                              300,000   Pfizer, Inc.                                                  7,770,000
                                              900,000   Schering-Plough Corp.                                        21,276,000
                                              750,000   Wyeth                                                        38,190,000
                                                                                                                 --------------
                                                                                                                     83,064,000
-------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                650,000   Applied Materials, Inc.                                      11,992,500
Equipment - 1.1%
                                              600,000   Intersil Corp. Class A                                       14,352,000
                                                                                                                 --------------
                                                                                                                     26,344,500
-------------------------------------------------------------------------------------------------------------------------------
Software - 2.1%                               250,000   Electronic Arts, Inc. (a)                                    12,590,000
                                              500,000   Microsoft Corp.                                              14,930,000
                                            1,130,000   Symantec Corp. (a)(e)                                        23,560,500
                                                                                                                 --------------
                                                                                                                     51,080,500
-------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.4%                       950,000   Limited Brands                                               27,493,000
                                              150,000   Office Depot, Inc. (a)                                        5,725,500
                                                                                                                 --------------
                                                                                                                     33,218,500
-------------------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks
                                                        (Cost - $1,057,618,371) - 65.1%                           1,575,562,019
-------------------------------------------------------------------------------------------------------------------------------

                                           Beneficial
                                             Interest   Mutual Funds
-------------------------------------------------------------------------------------------------------------------------------
                                         $694,000,000   Master Bond Portfolio of Master Bond Trust (c)              823,017,147
-------------------------------------------------------------------------------------------------------------------------------
                                                        Total Mutual Funds
                                                        (Cost - $822,030,486) - 34.0%                               823,017,147
-------------------------------------------------------------------------------------------------------------------------------

                                                        Short-Term Securities
-------------------------------------------------------------------------------------------------------------------------------
                                         $ 22,749,128   BlackRock Liquidity Series, LLC
                                                        Cash Sweep Series, 5.26% (c)(f)                              22,749,128
                                           36,500,000   BlackRock Liquidity Series, LLC
                                                        Money Market Series, 5.29% (c)(d)(f)                         36,500,000
--------------------------------------------------------------------------------------------------------------------------------
                                                        Total Short-Term Securities
                                                         (Cost - $59,249,128) - 2.4%                                 59,249,128
--------------------------------------------------------------------------------------------------------------------------------
                                                        Total Investments
                                                         (Cost - $1,938,897,985*) - 101.5%                        2,457,828,294

                                                        Liabilities in Excess of Other Assets - (1.5%)              (36,198,584)
                                                                                                                 --------------
                                                        Net Assets - 100.0%                                      $2,421,629,710
                                                                                                                 ==============

BlackRock Balanced Capital Fund, Inc.
Schedule of Investments as of December 31, 2006                (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,951,905,533
                                                                ===============
      Gross unrealized appreciation                             $   534,471,649
      Gross unrealized depreciation                                 (28,548,888)
                                                                ---------------
      Net unrealized appreciation                               $   505,922,761
                                                                ===============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                                      Interest/
                                                       Net            Dividend
      Affiliate                                     Activity           Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
          Cash Sweep Series                      $  (3,935,002)     $    373,571
      BlackRock Liquidity Series, LLC
          Money Market Series                    $ (62,534,250)     $     33,492
      Master Bond Portfolio of
          Master Bond Trust                      $ (40,000,000)     $ 10,776,827
      --------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Security, or a portion of security, is on loan.
(f)   Represents the current yield as of December 31, 2006.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Balanced Capital Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Balanced Capital Fund, Inc.

Date: February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Balanced Capital Fund, Inc.

Date: February 20, 2007


By: /s/ Donald C. Burke
    -------------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Balanced Capital Fund, Inc.

Date: February 20, 2007